COMMITMENTS AND CONTINGENCIES (Details) - Dec. 31, 2019	USD ($)	CNY (¥)
Purchase Commitments
Outstanding purchase commitments in relation to bandwidth and cloud infrastructure	$ 26,939,000	¥ 187,547,000